UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	06/30/15

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(Unaudited)

SHARES			VALUE
		CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) — 3.3%
		Biotechnologies/Biopharmaceuticals — 1.0%
18,875,301		CytomX Therapeutics, Inc.	$2,800,000
3,696,765		EBI Life Sciences, Inc. Series A (c)	18,854
4,118,954		Euthymics Biosciences, Inc. Series A (c)	1,582,914
77,632		Neurovance, Inc. Series A (c)	626,490
965,354		Neurovance, Inc. Series A-1 (c)	7,790,407
			12,818,665
		Medical Devices and Diagnostics — 2.3%
3,364,723		AlterG, Inc. Series C	1,379,536
114,158		CardioKinetix, Inc. Series C (c)	1,606,089
205,167		CardioKinetix, Inc. Series D (c)	781,071
632,211		CardioKinetix, Inc. Series E (c)	1,799,905
580,225		CardioKinetix, Inc. Series F (c)	1,982,281
N/A	(d)	CardioKinetix, Inc. warrants (expiration 12/11/19) (c)	0
N/A	(d)	CardioKinetix, Inc. warrants (expiration 6/03/20) (c)	0
12,695		CardioKinetix, Inc. warrants (expiration 8/15/24) (c)	0
3,109,861		Dynex Technologies, Inc. Series A (c)	1,554,931
142,210		Dynex Technologies, Inc. warrants (expiration 4/01/19) (c)	0
11,335		Dynex Technologies, Inc. warrants (expiration 5/06/19) (c)	0
8,998,436		IlluminOss Medical, Inc. Series C-1 (c)	3,450,000
11,410,347		Insightra Medical, Inc. Series C (c)	4,830,000
1,222,537		Insightra Medical, Inc. Series C-2 (c)	517,500
4,482,636		Insightra Medical, Inc. warrants (expiration 5/28/25) (c)	0
3,669,024		Labcyte, Inc. Series C	2,615,647
160,767		Labcyte, Inc. Series D	133,372
3,109,861		Magellan Diagnostics, Inc. Series A (c)	2,131,188
142,210		Magellan Diagnostics, Inc. warrants (expiration 4/01/19) (c)	0
11,335		Magellan Diagnostics, Inc. warrants (expiration 5/06/19) (c)	0
13,823,805		Palyon Medical Corporation Series A (c)	2,944
27,100,879		Palyon Medical Corporation Series B (c)	1,897
N/A	(d)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
65,217		TherOx, Inc. Series H	652
149,469		TherOx, Inc. Series I	1,495
4,720,000		Tibion Corporation Series B	0
N/A	(d)	Tibion Corporation warrants (expiration 7/12/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 11/28/17)	0
3,750,143		Veniti, Inc. Series A (c)	3,789,519
1,881,048		Veniti, Inc. Series B (c)	1,994,851
1,031,378		Veniti, Inc. Series C (c)	1,180,000
			29,752,878
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $48,005,567)	42,571,543

The accompanying notes are an integral part of these Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES — 0.5%
	Convertible Notes — 0.5%
	Medical Devices and Diagnostics — 0.1%
$1,725,000	Insightra Medical, Inc. Promissory Note, 8.00%, due 11/1/15 (Restricted) (a) (c)	$1,725,000
43,658	Palyon Medical Corporation Promissory Note, 8.00% due 7/15/15 (Restricted) (a) (c)	44
52,210	Palyon Medical Corporation Promissory Note, 8.00% due 8/15/15 (Restricted) (a) (c)	52
37,421	Palyon Medical Corporation Promissory Note, 8.00% due 12/15/15 (Restricted) (a) (c)	37
16,145	Palyon Medical Corporation Promissory Note, 8.00%, due 12/29/15 (Restricted) (a) (c)	16
53,818	Palyon Medical Corporation Promissory Note, 8.00% due 5/15/16 (Restricted) (a) (c)	54
		1,725,203
	Pharmaceuticals — 0.4%
3,500,000	Spectrum Pharmaceuticals, Inc., 2.75% due 12/15/18(f)	3,285,625
3,150,000	TetraLogic Pharmaceuticals Corporation, 8.00% due 6/15/19 (f)	1,860,469
		5,146,094
	TOTAL CONVERTIBLE NOTES	6,871,297
	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Medical Devices and Diagnostics — 0.0%
342,899	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
40,596	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $9,099,033)	6,871,297

SHARES
	COMMON STOCKS AND WARRANTS — 93.3%
	Biotechnologies/Biopharmaceuticals — 51.9%
259,000	ACADIA Pharmaceuticals Inc. (b)	10,846,920
321,170	Acorda Therapeutics, Inc. (b)	10,704,596
297,306	Alexion Pharmaceuticals plc (b)	53,744,006
426,717	Alkermes plc (b)	27,454,972
244,165	Amgen Inc.	37,484,211
163,461	Biogen Inc. (b)	66,028,436
406,545	BioMarin Pharmaceutical Inc. (b)	55,607,225
993,770	Celgene Corporation (b)	115,013,971
10,996	Celladon Corporation warrants (Restricted, expiration 10/10/18) (a) (b)	18,803

The accompanying notes are an integral part of these Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Biotechnologies/Biopharmaceuticals — continued
2,723	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	$0
35,000	Cidara Therapeutics, Inc. (b)	490,700
162,820	Flex Pharma, Inc. (b)	2,800,504
14,000	Galapagos NV (b) (e)	721,000
997,392	Gilead Sciences, Inc.	116,774,655
227,164	Intra-Cellular Therapies, Inc. (b)	7,257,890
218,874	Neurocrine Biosciences, Inc. (b)	10,453,422
483,700	Paratek Pharmaceuticals, Inc.	12,464,949
1,688,191	Pieris Pharmaceuticals, Inc. (b)	4,642,525
46,980	Receptos, Inc. (b)	8,928,549
132,644	Regeneron Pharmaceuticals, Inc. (b)	67,665,684
75,000	Sangamo BioSciences, Inc. (b)	831,750
42,000	Ultragenyx Pharmaceutical Inc. (b)	4,300,380
705,199	Verastem, Inc. (b)	5,317,200
474,879	Vertex Pharmaceuticals Incorporated (b)	58,638,059
		678,190,407
	Drug Delivery — 1.2%
306,678	Heron Therapeutics, Inc. (b)	9,556,086
230,000	Heron Therapeutics, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	4,795,500
208,806	IntelliPharmaceutics International Inc. (b) (c)	613,890
460,200	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	248,508
		15,213,984
	Drug Discovery Technologies — 4.1%
508,323	Incyte Corporation (b)	52,972,340
	Generic Pharmaceuticals — 16.7%
594,432	Akorn, Inc. (b)	25,952,901
252,901	Allergan plc (b)	76,745,337
245,214	Impax Laboratories, Inc. (b)	11,260,227
916,393	Mylan NV (b)	62,186,429
286,650	Sagent Pharmaceuticals, Inc. (b)	6,968,462
598,158	Teva Pharmaceutical Industries Ltd. (e)	35,351,138
		218,464,494
	Healthcare Services — 7.5%
247,541	Aetna, Inc.	31,551,575
891,470	Allscripts Healthcare Solutions, Inc. (b)	12,195,310
231,000	Catamaran Corporation (b)	14,109,480
120,000	Centene Corporation (b)	9,648,000
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (f)	944,444
67,862	McKesson Corporation	15,256,056
212,541	Molina Healthcare, Inc. (b)	14,941,632
		98,646,497

The accompanying notes are an integral part of these Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Medical Devices and Diagnostics — 5.2%
286,540	Alere, Inc. (b)	$15,114,985
1,155,000	Alliqua BioMedical, Inc. (b)	6,086,850
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	147,894
77,194	IDEXX Laboratories, Inc. (b)	4,951,223
152,687	Illumina, Inc. (b)	33,340,733
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
60,645	Thermo Fisher Scientific Inc.	7,869,295
		67,511,119
	Pharmaceuticals — 6.7%
1,473,684	Auris Medical Holding AG (b)	7,279,999
202,600	Bristol-Myers Squibb Co.	13,481,004
147,000	Endo International PLC (b)	11,708,550
289,660	Foamix Pharmaceuticals Ltd. (b)	2,969,015
535,266	Ironwood Pharmaceuticals, Inc. (b)	6,455,308
85,209	Jazz Pharmaceuticals plc (b)	15,002,749
673,204	Pfizer, Inc.	22,572,530
1,037,050	TherapeuticsMD, Inc. (b)	8,151,213
		87,620,368
	TOTAL COMMON STOCKS AND WARRANTS (Cost $632,868,637)	1,218,619,209
	EXCHANGE TRADED FUND — 1.6%
57,670	iShares Nasdaq Biotechnology ETF	21,278,500
	TOTAL EXCHANGE TRADED FUND (Cost $11,259,768)	21,278,500
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 98.7% (Cost $701,233,005)	1,289,340,549

INTEREST
	MILESTONE INTEREST (Restricted)(a) — 0.0%
	Biotechnologies/Biopharmaceuticals — 0.0%
1	Targegen Milestone Interest	0
	TOTAL MILESTONE INTERESTS (Cost $4,194,994)	0
	TOTAL INVESTMENTS - 98.7% (Cost $705,427,999)	1,289,340,549
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	16,789,264
	NET ASSETS - 100%	$1,306,129,813

(a)	Security fair valued. See Investment Valuation and Fair Value Measurments.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $38,228,442).

The accompanying notes are an integral part of these Schedule of Investments.

(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2015, the cost of securities for Federal income tax purposes was $705,427,999. The net unrealized gain on securities held by the Fund was $583,912,550 including gross unrealized gain of $607,716,624 and gross unrealized loss of $23,804,074.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2015 were as follows:

Issuer	Value on September 30, 2014	Purchases	Sales	Income	Value on June 30, 2015
CardioKinetix, Inc.	$4,548,481	$1,982,283	$361,416		$6,169,346
Dynex Technologies, Inc.	1,554,931	—	—		1,554,931
EBI Life Sciences, Inc.	18,854	—	—		18,854
Euthymics Biosciences, Inc.	1,582,914	—	—		1,582,914
IlluminOss Medical, Inc.	2,232,357	1,217,643	—		3,450,000
Insightra Medical, Inc.	4,830,000	2,242,500	—		7,072,500
IntelliPharmaceutics International, Inc.	2,787,891	—	1,963,539		862,398
Magellan Diagnostics, Inc.	2,131,188	—	—		2,131,188
Neurovance, Inc.	2,159,333	1,707,094	—		8,416,897
Palyon Medical Corporation	954,225	257,074	53,822		5,044
PHT Corporation	11,769,706	—	15,046,674		—
Veniti, Inc.	5,784,370	1,180,000	—		6,964,370
	$40,354,250	$8,586,594	$17,425,451	$0	$38,228,442

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 to value the Fund’s net assets. For the period ended June 30, 2015, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnologies/Biopharmaceuticals			$12,818,665	$12,818,665
Medical Devices and Diagnostics			29,752,878	29,752,878
Convertible and Non-Convertible Notes
Medical Devices and Diagnostics			1,725,203	1,725,203
Pharmaceuticals		$5,146,094	—	5,146,094
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$678,171,604	—	18,803	678,190,407
Drug Delivery	10,169,976	—	5,044,008	15,213,984
Drug Discovery Technologies	52,972,340	—	—	52,972,340
Generic Pharmaceuticals	218,464,494	—	—	218,464,494
Healthcare Services	97,702,053	—	944,444	98,646,497
Medical Devices and Diagnostics	67,363,086	—	148,033	67,511,119
Pharmaceuticals	87,620,368	—	—	87,620,368
Exchange Traded Fund	21,278,500	—	—	21,278,500
Other Assets	—	—	380,149	380,149
Total	$1,233,742,421	$5,146,094	$50,832,183	$1,289,720,698

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2014	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2015
Convertible Preferred and Warrants
Biotechnologies/Biopharmaceuticals	$3,761,101	$4,546,317	$4,511,247			$12,818,665
Healthcare Services	11,769,706	3,276,968	—	$(15,046,674)		—
Medical Devices and Diagnostics	25,804,838	(949,597)	4,897,637	—		29,752,878
Convertible and Non-Convertible Notes
Medical Devices and Diagnostics	361,416	(203,054)	1,928,257	(361,416)		1,725,203
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	55,750	(36,949)	2	—		18,803
Drug Delivery	1,245,808	3,798,200	—	—		5,044,008
Drug Discovery Technologies	18	(18)	—	—		—
Healthcare Services	1,166,665	(222,568)	347	—		944,444
Medical Devices and Diagnostics	93,648	54,385	—	—		148,033
Milestone Interests
Biotechnologies/Biopharmaceuticals	0	—	—	—		0
Other Assets	684,958	—	223,022	(527,831)		380,149
Total	$44,943,908	$10,263,684	$11,560,512	$(15,935,921)	$0	$50,832,183

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(continued)

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015                         $6,986,735

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 6/30/2015	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$5,210,705	Public market price	None	N/A
	42,433,999	Adjusted Capital asset pricing model	Discount Rate	13.1%-39% (22.25%)
			Price to sales multiple	1.8-5.8 (3.31)
	2,805,044	Independent valuation	None	N/A
	382,435	Probability adjusted value	Probability of events	10%-50% (14.79%)
			Timing of events	0.25-2.58 (1.40) years
$50,832,183

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 4% of the Fund’s net assets at June 30, 2015.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2015. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(Unaudited)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		$2,053,934	$0.41	$1,379,536
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		2,379,165	14.07	1,606,089
Series D Cvt. Pfd	12/10/10		785,619	3.81	781,071
Series E Cvt. Pfd	9/14/11		1,803,981	2.85	1,799,905
Series F Cvt. Pfd	12/04/14		1,982,283	3.42	1,982,281
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00	0
Warrants (expiration 8/15/24)	8/15/14		181	0.00	0
Celladon Corporation
Warrants (expiration 10/10/18)	10/10/13		145	1.71	18,803
Cercacor Laboratories, Inc. Common	3/31/98		0	0.92	147,894
Ceres, Inc.
Warrants (expiration 9/05/15)	9/05/07		29	0.00	0
CytomX Therapeutics, Inc.
Series D Cvt. Pfd	6/12/15		2,800,000	0.15	2,800,000
Dynex Technologies, Inc.
Series A Cvt. Pfd	1/03/12	††	287,751	0.50	1,554,931
Warrants (expiration 4/01/19)	1/03/12	††	86	0.00	0
Warrants (expiration 5/06/19)	1/03/12	††	7	0.00	0
EBI Life Sciences, Inc.
Series A Cvt. Pfd	12/29/11	††	19,566	0.01	18,854
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10-5/21/12		3,792,632	0.38	1,582,914
Heron Therapeutics, Inc.
Warrants (expiration 7/01/16)	6/30/11		1,236	20.85	4,795,500
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd	9/26/12-6/13/14, 12/17/14		3,451,073	0.38	3,450,000
InnovaCare Health, Inc. Common	12/21/12	††	965,291	4.25	944,444
Insightra Medical, Inc.
Series C Cvt. Pfd	4/29/13-4/17/14		4,838,251	0.42	4,830,000
Series C-2 Cvt. Pfd	5/25/15		517,500	0.42	517,500
Cvt. Promissory Note	12/8/14		1,725,000	100.00	1,725,000
Warrants (expiration 5/28/25)	5/28/15		0	0.00	0
IntelliPharmaceutics International Inc.
Warrants (expiration 2/01/16)	1/31/11		165	0.54	248,508
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,925,938	0.71	2,615,647
Series D Cvt. Pfd	12/21/12		102,912	0.83	133,372
Magellan Diagnostics, Inc.
Series A Cvt. Pfd	11/28/06-10/01/09		1,454,604	0.69	2,131,188
Warrants (expiration 4/01/19)	4/03/09		515	0.00	0
Warrants (expiration 5/06/19)	5/12/09		41	0.00	0
Neurovance, Inc.
Series A Cvt. Pfd	12/29/11	††	293,195	8.07	626,490
Series A-1 Cvt. Pfd	10/11/12-10/10/13, 3/17/15		3,587,363	8.07	7,790,407

The accompanying notes are an integral part of these Schedule of Investments.

Palyon Medical Corporation
Series A Cvt. Pfd	4/28/09	$2,978,869	$0.00	†	$2,944
Series B Cvt. Pfd	6/28/13	1,891,844	0.00	†	1,897
Cvt. Promissory Note	11/13/14	53,822	0.10		54
Cvt. Promissory Note	12/16/14	37,421	0.10		37
Cvt. Promissory Note	1/22/15	43,658	0.10		44
Cvt. Promissory Note	2/17/15	52,210	0.10		52
Cvt. Promissory Note	6/29/15	16,145	0.10		16
Warrants (expiration 4/26/19)	4/25/12	0	0.00		0
Songbird Hearing, Inc. Common	12/14/00	3,004,861	0.67		139
Targegen Milestone Interest	7/20/10	4,194,994	0.00		0
TherOx, Inc.
Series H Cvt. Pfd	9/11/00-8/21/07	3,002,748	0.01		652
Series I Cvt. Pfd	7/08/05	579,958	0.01		1,495
Tibion Corporation
Series B Cvt. Pfd	2/23/11	1,302,544	0.00		0
Non-Cvt. Promissory Note	7/12/12	343,226	0.00		0
Non-Cvt. Promissory Note	4/12/13	40,598	0.00		0
Warrants (expiration 7/12/17)	7/12/12	0	0.00		0
Warrants (expiration 10/30/17)	10/30/12	0	0.00		0
Warrants (expiration 11/28/17)	11/28/12	0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11	3,269,499	1.01		3,789,519
Series B Cvt. Pfd	5/24/13	1,723,156	1.06		1,994,851
Series C Cvt. Pfd	12/12/14	1,180,000	1.14		1,180,000
		$58,484,370			$50,452,034

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying value per unit is greater than $0.00 but less than $0.01
††	Interest received as part of a corporate action for a previously owned security.

The accompanying notes are an integral part of these Schedule of Investments.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/27/15

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/27/15